SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Unrealized foreign exchange translation gain (loss)	$ 1,139,917	$ 508,446	$ (327,696)
Useful life of intangible assets	10 years
Bottom of range [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates	10.00%
Top of range [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of amortization annual rates	33.30%